JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.2%(a)
Alabama — 1.1%
Hospital — 0.0%(b)
UAB Medicine Finance Authority Series B-2, Rev., 5.00%, 9/1/2037	30	36

Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,138
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	170

		1,308

Utility — 0.3%
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(c)	500	543
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(c)	835	911

		1,454

Water & Sewer — 0.5%
Montgomery Water Works and Sanitary Sewer Board
Series 2019A, Rev., 4.00%, 9/1/2036	515	596
Series 2019A, Rev., 4.00%, 9/1/2037	800	921
Series 2019A, Rev., 4.00%, 9/1/2038	830	953

		2,470

Total Alabama		5,268

Alaska — 0.5%
Education — 0.0%(b)
University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	73

Housing — 0.2%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	690	725

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Alaska Industrial Development and Export Authority Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,630

Total Alaska		2,428

Arizona — 1.1%
Education — 0.2%
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	179
Series 2018A, Rev., 5.00%, 7/1/2037	200	236
University of Arizona Rev., 5.00%, 6/1/2033	40	47

		882

General Obligation — 0.0%(b)
County of Pima GO, 5.00%, 7/1/2020	20	21
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12

		33

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	4,294

Other Revenue — 0.0%(b)
City of Buckeye Rev., 4.00%, 7/1/2020	25	25
City of Chandler Rev., 5.00%, 7/1/2028	25	31

		56

Total Arizona		5,265

Arkansas — 0.2%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	221
University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	125
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	120

		466

General Obligation — 0.0%(b)
State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	64

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	420

Total Arkansas		950

California — 6.0%
Certificate of Participation/Lease — 0.4%
City of Palm Springs Series B, COP, 0.00%, 4/15/2021(d)	100	99
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,693

		1,792

Education — 0.4%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	555
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020(e)	50	51
Series 2018A, Rev., 5.00%, 8/1/2021(e)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022(e)	80	87
Series 2018A, Rev., 5.00%, 8/1/2023(e)	175	196
Series 2018A, Rev., 5.00%, 8/1/2024(e)	160	184
Series 2018A, Rev., 5.00%, 8/1/2025(e)	150	176
Series 2018A, Rev., 5.00%, 8/1/2026(e)	150	179
Series 2018A, Rev., 5.00%, 8/1/2027(e)	150	182
Series 2018A, Rev., 5.00%, 8/1/2028(e)	190	234

		1,897

General Obligation — 2.0%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	74
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	661
GO, 3.00%, 8/1/2031	30	32
El Monte City School District GO, BAN, 0.00%, 4/1/2023	900	856
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	69
Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,107
Pomona Unified School District Series A, GO, NATL-RE, 6.10%, 2/1/2020	50	50
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, 0.00%, 8/1/2037	2,450	1,090
South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

		9,958

Hospital — 1.0%
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	293
California Municipal Finance Authority, Eisenhower Medical Center Series 2017A, Rev., 5.00%, 7/1/2042	1,000	1,159
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	571
Rev., 5.00%, 10/15/2047	1,000	1,126
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,558

		4,707

Other Revenue — 0.6%
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 3.50%, 6/1/2036	3,135	3,193

		3,205

Transportation — 0.3%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	41
City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,385

		1,426

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.4%
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,143

Water & Sewer — 0.9%
City of Fairfield Rev., 4.00%, 4/1/2020	5	5
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,916
East Bay Municipal Utility District, Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	617
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	802

		4,340

Total California		29,468

Colorado — 2.7%
Certificate of Participation/Lease — 0.9%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,054
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,171
State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	25

		4,250

Hospital — 1.4%
Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,668
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,171
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,797
Series A, Rev., 5.25%, 12/1/2045	1,000	1,100

		6,736

Other Revenue — 0.0%(b)
City of Grand Junction Rev., 5.00%, 3/1/2020	25	25

Prerefunded — 0.4%
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2032(d)	2,000	2,099

Total Colorado		13,110

Connecticut — 1.2%
Education — 0.5%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2034	725	856
Series K-1, Rev., 5.00%, 7/1/2036	450	529
Series K-1, Rev., 5.00%, 7/1/2039	490	570
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., AMT, 5.00%, 11/15/2020	300	309
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	18

		2,282

General Obligation — 0.3%
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	30
Series 2012G, GO, 4.00%, 10/15/2027	45	48
Series A, GO, 5.00%, 4/15/2029	150	182
Town of New Canaan
GO, 4.00%, 10/1/2035	315	367
GO, 4.00%, 10/1/2036	395	456
GO, 4.00%, 10/1/2037	395	454
GO, 4.00%, 10/1/2039	100	114
Town of Wallingford GO, 4.00%, 3/15/2021	20	21

		1,672

Hospital — 0.2%
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,181

Housing — 0.2%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series B-2, Rev., 4.00%, 11/15/2032	315	325
Series A-1, Rev., 4.00%, 11/15/2045	110	116
Subseries A-1, Rev., 4.00%, 11/15/2047	370	396

		837

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Special Tax — 0.0%(b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	30
Series 2018B, Rev., 5.00%, 10/1/2033	55	68

		98

Total Connecticut		6,070

Delaware — 1.0%
Education — 0.4%
Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	578
Series A, Rev., 5.00%, 9/1/2046	500	566
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	730

		1,874

General Obligation — 0.0%(b)
County of New Castle GO, 5.00%, 4/1/2027	25	31

Hospital — 0.3%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,398

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	350	359

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,149

Total Delaware		4,811

District of Columbia — 1.9%
Other Revenue — 0.4%
District of Columbia Series 2012C, Rev., 5.00%, 12/1/2019	20	20
District of Columbia, Kipp DC Issue
Series 2017B, Rev., 5.00%, 7/1/2037	25	29
Rev., 4.00%, 7/1/2039	600	655
Rev., 4.00%, 7/1/2044	1,240	1,340
District of Columbia, Kipp DC Project Series 2017B, Rev., 5.00%, 7/1/2027	30	36
District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024	25	29

		2,109

Prerefunded — 0.3%
District of Columbia
Series A, Rev., 6.00%, 7/1/2043(d)	500	585
Series A, Rev., 6.00%, 7/1/2048(d)	500	584

		1,169

Transportation — 1.2%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,991

Total District of Columbia		9,269

Florida — 3.1%
Certificate of Participation/Lease — 0.0%(b)
Monroe County School District
Series A, COP, 5.00%, 6/1/2032	100	122
Series A, COP, 5.00%, 6/1/2034	40	48

		170

General Obligation — 1.3%
County of Miami-Dade Series A, GO, 5.00%, 7/1/2036	2,745	3,462
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,821

		6,283

Hospital — 1.2%
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	231
Palm Beach County Health Facilities Authority, Baptist Health Rev., 4.00%, 8/15/2049	5,000	5,455
South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	12

		5,698

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	60	61

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.2%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Series 2018B, Rev., 3.75%, 7/1/2023	160	161
Series 2018B, Rev., 4.00%, 7/1/2028	375	379
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23
County of Miami-Dade Series 2016, Rev., 4.00%, 10/1/2040	105	115
Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	45

		723

Prerefunded — 0.0%(b)
Palm Beach County Health Facilities Authority, Bethesda Healthcare System, Inc. Project
Series A, Rev., AGM, 4.75%, 7/1/2025(d)	5	5
Series A, Rev., AGM, 5.25%, 7/1/2040(d)	5	5

		10

Transportation — 0.0%(b)
Florida’s Turnpike Enterprise, Department of Transportation
Series A, Rev., 5.00%, 7/1/2020	35	36
Series 2018A, Rev., 5.00%, 7/1/2033	55	69

		105

Utility — 0.4%
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18
City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	31
City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	11
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	71
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	600	699
Rev., AGM, 4.00%, 10/1/2035	1,000	1,161

		1,991

Water & Sewer — 0.0%(b)
City of Lauderhill, Water & Sewer System Rev., 4.00%, 10/1/2027	15	17
County of St Johns Rev., 5.00%, 6/1/2020	35	36
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	38
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020(d)	20	21

		112

Total Florida		15,153

Georgia — 4.5%
Education — 0.5%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,258

Hospital — 0.9%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,915	3,318
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,100

		4,418

Housing — 0.0%(b)
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., AMT, 5.00%, 6/1/2029	15	15
Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	165	173

		188

Prerefunded — 0.0%(b)
Brunswick-Glynn County, Joint Water & Sewer Commission Series C, Rev., AGM, 4.50%, 6/1/2035(d)	5	5
Dahlonega Downtown Development Authority, North Georgia MBA, LLC Project Rev., AGC, 4.75%, 7/1/2040(d)	5	5
Gainesville & Hall County Hospital Authority, Health System
Series A, Rev., 5.38%, 2/15/2040(d)	5	5
Series A, Rev., 5.50%, 2/15/2045(d)	5	5

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Medical Center Hospital Authority, Columbus Regional Healthcare System, Inc. Project Rev., GRAN, AGM, 5.00%, 8/1/2045(d)	5	5

		25

Transportation — 0.0%(b)
Metropolitan Atlanta Rapid Transit Authority Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	143

Utility — 3.1%
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(c)	5,000	5,433
Series 2019B, Rev., 4.00%, 12/2/2024(c)	8,600	9,580

		15,013

Water & Sewer — 0.0%(b)
Henry County, Water and Sewer Authority Rev., AMBAC, 6.15%, 2/1/2020	5	5

Total Georgia		22,050

Hawaii — 0.5%
General Obligation — 0.5%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,310

Idaho — 0.0%(b)
Education — 0.0%(b)
University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	31

Illinois — 3.4%
Education — 0.2%
Chicago Public Building Commission, Board of Education Series 1990A, Rev., NATL-RE, 7.00%, 1/1/2020(d)	900	904

General Obligation — 1.4%
City of Chicago Series 2006A, GO, AGM, 4.75%, 1/1/2030	100	100
City of Oak Forest Series 2016B, GO, 3.00%, 12/15/2020	365	371
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	112
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	311
Kendall Kane & Will Counties Community Unit School District No. 308 GO, 4.00%, 2/1/2032	35	38
State of Illinois
Series 2012A, GO, 4.00%, 1/1/2024	15	16
GO, 5.00%, 5/1/2024	205	227
Series D, GO, 5.00%, 11/1/2024	325	362
Series 2012, GO, 4.00%, 8/1/2025	25	26
Series 2012, GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	26
GO, 5.00%, 5/1/2027	175	193
GO, 5.00%, 6/1/2027	25	28
Series 2009A, GO, 4.00%, 9/1/2027	115	115
Series 2016, GO, 5.00%, 11/1/2028	20	23
Series 2012A, GO, 4.00%, 1/1/2029	45	46
GO, 5.50%, 1/1/2030	20	24
GO, 4.13%, 11/1/2031	20	21
Series 2016, GO, 4.00%, 6/1/2033	15	16
Series 2016, GO, 4.00%, 6/1/2036	25	26
GO, 4.00%, 6/1/2037	45	47
GO, 5.50%, 7/1/2038	3,000	3,288
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	142
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,194
Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	240
Winnebago & Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

		7,039

Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	358
Series 2017C, Rev., 5.00%, 3/1/2034	205	240

		598

Other Revenue — 1.3%
Illinois Finance Authority Series 2016C, Rev., 4.00%, 2/15/2041	475	520

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	212
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	4,075
Series C, Rev., 5.25%, 1/1/2043	1,500	1,759
State of Illinois, Sales Tax Series D, Rev., 5.00%, 6/15/2027	15	17

		6,583

Prerefunded — 0.3%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039(d)	1,260	1,322
City of Chicago Series A, Rev., 4.50%, 1/1/2021(d)	5	5
Illinois Finance Authority, University of Chicago Medical Center Series C, Rev., 4.50%, 8/15/2026(d)	5	5

		1,332

Transportation — 0.1%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039	240	251

Total Illinois		16,707

Indiana — 1.7%
Education — 0.4%
Greenfield Middle School Building Corp.
Rev., 4.00%, 1/15/2026	100	114
Rev., 4.00%, 7/15/2031	240	270
Rev., 4.00%, 7/15/2032	350	392
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,323
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

		2,142

General Obligation — 0.0%(b)
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	248

Hospital — 0.3%
Indiana Finance Authority, Goshen Health Series A, Rev., 4.00%, 11/1/2043	1,125	1,211
Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	54
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	16

		1,281

Other Revenue — 0.1%
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	207
Indiana Finance Authority Series 2012M, Rev., 4.00%, 7/1/2020	100	101

		308

Prerefunded — 0.9%
Carmel Redevelopment Authority Rev., 5.00%, 7/1/2025(d)	5	5
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2030(d)	4,000	4,329
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project
Series F, Rev., AGM, 5.00%, 1/1/2035(d)	5	5
Series F, Rev., AGM, 5.00%, 1/1/2040(d)	5	5

		4,344

Utility — 0.0%(b)
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Total Indiana		8,358

Iowa — 0.1%
Housing — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	40	40
Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	525	550

		590

Total Iowa		590

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kansas — 0.0%(b)
General Obligation — 0.0%(b)
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	54

Hospital — 0.0%(b)
Kansas Development Finance Authority Series A, Rev., 5.00%, 1/1/2020	5	5

Total Kansas		59

Kentucky — 0.5%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	33

Education — 0.1%
Mason County School District Finance Corp. Rev., 3.00%, 8/1/2031	265	272
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	22

		294

Hospital — 0.4%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,831

Housing — 0.0%(b)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	30	31

Transportation — 0.0%(b)
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	34

Total Kentucky		2,223

Louisiana — 1.0%
General Obligation — 0.5%
State of Louisiana
Series 2014C, GO, 5.00%, 8/1/2020	25	25
Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,514

		2,539

Hospital — 0.3%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	30
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,179
St Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	54

		1,263

Other Revenue — 0.2%
City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	11
Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,100

		1,111

Prerefunded — 0.0%(b)
East Ouachita Parish School District GO, 4.25%, 3/1/2032(d)	5	5

Utility — 0.0%(b)
State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2020	45	46

Total Louisiana		4,964

Maine — 0.1%
Housing — 0.1%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	365	385

Other Revenue — 0.0%(b)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	105

Total Maine		490

Maryland — 1.7%
Certificate of Participation/Lease — 1.5%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,378

Hospital — 0.0%(b)
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	129

Housing — 0.1%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	255	267

Transportation — 0.0%(b)
Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	12

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.1%
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	312
Maryland Water Quality Financing Administration Revolving Loan Fund Series 2014, Rev., 5.00%, 3/1/2020	50	51

		363

Total Maryland		8,149

Massachusetts — 2.1%
Education — 0.3%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	975
Rev., 5.00%, 1/1/2037	315	371

		1,346

General Obligation — 0.9%
City of Boston Series A, GO, 5.00%, 4/1/2020	20	20
City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	115
Commonwealth of Massachusetts Series E, GO, 5.00%, 9/1/2020	25	26
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,110
Town of Bellingham GO, 4.00%, 6/15/2032	10	12

		4,283

Housing — 0.3%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	510	536
Series 167, Rev., 4.00%, 12/1/2043	365	380
Series 169, Rev., 4.00%, 12/1/2044	755	786

		1,702

Transportation — 0.6%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,709

Total Massachusetts		10,040

Michigan — 1.3%
General Obligation — 0.3%
Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,220
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13
Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	30

		1,263

Hospital — 0.5%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	2,000	2,269

Housing — 0.0%(b)
Michigan State Housing Development Authority, Single-Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	120	127

Other Revenue — 0.2%
Michigan State Building Authority, Facilities Program Series 2015I, Rev., 4.00%, 4/15/2040	120	129
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	843

		972

Prerefunded — 0.0%(b)
Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Series A, Rev., 5.00%, 5/15/2036(d)	5	5
Zeeland Public Schools GO, AGM, 4.50%, 5/1/2030(d)	5	5

		10

Transportation — 0.3%
State of Michigan, Trunk Line Rev., 5.00%, 11/15/2036	1,500	1,598

Total Michigan		6,239

Minnesota — 3.0%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2020	185	186
Series 2019B, COP, 5.00%, 2/1/2021	150	156
Series 2019B, COP, 5.00%, 2/1/2022	160	172

		514

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Education — 0.4%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,135
Rev., 4.00%, 3/1/2033	500	566

		1,701

General Obligation — 1.5%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, 0.00%, 2/1/2026	150	132
Series 2017B, GO, 0.00%, 2/1/2027	400	338
Series 2017B, GO, 0.00%, 2/1/2028	225	183
Series 2017B, GO, 0.00%, 2/1/2030	880	653
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29
East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	17
Greenway Independent School District No. 316
Series 2019F, GO, 0.00%, 2/1/2029	1,320	1,082
Series 2019F, GO, 0.00%, 2/1/2030	700	556
Series 2019F, GO, 0.00%, 2/1/2031	545	417
Lakeville Independent School District No. 194 , Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	31
State of Minnesota Series A, GO, 5.00%, 8/1/2020	20	20
Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,761

		7,219

Hospital — 0.7%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,280

Housing — 0.3%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	50	51
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	35	35
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	14	14
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	60	61
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	25	25
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	30	31
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	50	51
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	240	252
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	80	81
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	650	686
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	370	393

		1,680

Prerefunded — 0.0%(b)
Perham Hospital District Rev., 6.35%, 3/1/2035(d)	5	5

Total Minnesota		14,399

Mississippi — 0.2%
Water & Sewer — 0.2%
Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,183

Missouri — 1.2%
Certificate of Participation/Lease — 0.1%
City of Sedalia COP, 4.00%, 7/15/2035	205	226

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Education — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,135
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,123
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,359

		4,617

General Obligation — 0.0%(b)
St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Housing — 0.2%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	400	419
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	520	554
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	10	10
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	35	36

		1,019

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	36

Prerefunded — 0.0%(b)
Health & Educational Facilities Authority of the State of Missouri, SSM Healthcare Series B, Rev., 4.50%, 6/1/2025(d)	5	5

Total Missouri		5,914

Montana — 0.3%
Hospital — 0.3%
Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,365

Housing — 0.0%(b)
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	155	161
Series A-2, Rev., AMT, 4.00%, 12/1/2038	105	109

		270

Prerefunded — 0.0%(b)
Montana Facility Finance Authority, Community Medical Center, Inc. Project Series 2010D, Rev., 5.50%, 6/1/2035(d)	5	5

Total Montana		1,640

Nebraska — 0.1%
Hospital — 0.0%(b)
Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12

Utility — 0.1%
Nebraska Public Power District Series A, Rev., 5.00%, 1/1/2020	5	5
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	117
Series A, Rev., 5.00%, 1/1/2034	185	218
Series 2016A, Rev., 5.00%, 1/1/2035	25	29

		369

Total Nebraska		381

Nevada — 0.6%
Transportation — 0.1%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	407

Utility — 0.5%
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,721

Water & Sewer — 0.0%(b)
Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,146

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Hampshire — 0.0%(b)
Housing — 0.0%(b)
New Hampshire Housing Finance Authority, Single Family Mortgage
Series C, Rev., AMT, 4.00%, 1/1/2028	40	41
Series 2011A, Rev., AMT, 5.25%, 7/1/2028	10	10

		51

Total New Hampshire		51

New Jersey — 4.7%
Certificate of Participation/Lease — 0.0%(b)
County of Middlesex COP, 4.00%, 6/15/2022	110	117

Education — 0.1%
New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	165

General Obligation — 0.0%(b)
Livingston Township School District GO, 4.00%, 7/15/2020	80	81
Township of South Brunswick GO, 5.00%, 7/1/2020	30	31

		112

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	880	974

Industrial Development Revenue/Pollution Control Revenue — 0.7%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	280
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,067

		3,347

Other Revenue — 0.8%
Monmouth County Improvement Authority Rev., 5.00%, 12/1/2020	60	63
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,074
Series A, Rev., 5.00%, 6/1/2046	1,000	1,134
Series A, Rev., 5.25%, 6/1/2046	1,500	1,738

		4,009

Prerefunded — 0.0%(b)
New Jersey Health Care Facilities Financing Authority
Rev., AGM, 4.00%, 1/1/2023(d)	5	5
Rev., 4.50%, 1/1/2024(d)	5	5
Rev., 4.75%, 1/1/2028(d)	10	10

		20

Transportation — 2.9%
New Jersey Transportation Trust Fund Authority Series BB, Rev., 4.00%, 6/15/2038	1,500	1,586
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., 0.00%, 12/15/2036	10,355	5,993
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,151
Series A, Rev., 5.00%, 6/15/2031	3,000	3,483

		14,213

Total New Jersey		22,957

New Mexico — 0.2%
Housing — 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	20	20
Series 2012A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	130	133
Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	560	601

		754

Transportation — 0.0%(b)
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	102

Total New Mexico		856

New York — 9.5%
Education — 0.8%
Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	68

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Dormitory Authority
Series 2015B, Rev., 5.00%, 7/1/2026	15	18
Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,530
Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,271
Tompkins County Development Corp., Ithaca College Rev., 5.00%, 7/1/2032	80	99

		3,986

General Obligation — 0.2%
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13
Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	240
GO, AGM, 4.00%, 11/15/2041	205	224
GO, AGM, 4.00%, 11/15/2042	315	343
GO, AGM, 4.00%, 11/15/2043	325	354
Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	52

		1,252

Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	340	357

Other Revenue — 1.4%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	176
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,101
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	507
Westchester Tobacco Asset Securitization Series 2016B, Rev., 5.00%, 6/1/2025	130	150

		6,934

Prerefunded — 0.0%(b)
Canton Capital Resource Corp., Grasse River Series A, Rev., AGM, 4.13%, 5/1/2024(d)	5	5
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2030(d)	70	78

		83

Special Tax — 0.9%
New York State Thruway Authority, State Personal Income Tax Series A, Rev., 5.00%, 3/15/2020	25	25
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,268

		4,293

Transportation — 2.6%
Metropolitan Transportation Authority Series D, Rev., 5.00%, 11/15/2031	400	480
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,631
Rev., AMT, 5.00%, 1/1/2036	1,125	1,329
Port Authority of New York & New Jersey Series 188, Rev., AMT, 5.00%, 5/1/2024	50	57
Port Authority of New York and New Jersey, Consolidated, 93rd Series Series 93, Rev., 6.13%, 6/1/2094	7,470	8,923
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series A, Rev., 5.00%, 1/1/2020	20	20
Triborough Bridge and Tunnel Authority Series 2018B, Rev., 5.00%, 11/15/2031	75	103

		12,543

Utility — 1.0%
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,804

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 2.5%
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.16%, 12/2/2019(c)	10,000	10,000
New York State Environmental Facilities Corp. Series B, Rev., 5.50%, 10/15/2020(d)	40	41
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects-Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,129

		12,170

Total New York		46,422

North Carolina — 2.8%
Education — 0.7%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,257
Rev., 5.00%, 6/1/2028	905	1,070
Rev., 5.00%, 6/1/2029	350	412
Rev., 5.00%, 6/1/2030	450	526

		3,265

General Obligation — 0.0%(b)
City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

Housing — 0.1%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	10	10
Series 1, Rev., AMT, 4.50%, 7/1/2028	45	46
Series A, Rev., AMT, 3.50%, 7/1/2039	285	296

		352

Other Revenue — 2.0%
City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32
County of Burke
Series 2017, Rev., 5.00%, 4/1/2025	15	18
Series 2018, Rev., 5.00%, 4/1/2031	25	30
State of North Carolina Rev., GRAN, 5.00%, 3/1/2033	7,735	9,746
Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

		9,839

Prerefunded — 0.0%(b)
North Carolina Medical Care Commission, Duke University Health Systems Series A, Rev., 4.75%, 6/1/2035(d)	5	5
University of North Carolina System Series B-1, Rev., 4.00%, 10/1/2025(d)	5	5

		10

Water & Sewer — 0.0%(b)
City of Charlotte Rev., 5.00%, 7/1/2029	10	12
City of Greensborough, Combined Water & Sewer System Rev., 5.00%, 6/1/2027	10	12

		24

Total North Carolina		13,502

North Dakota — 0.2%
Housing — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	100	103
Series 2011D, Rev., 4.25%, 7/1/2028	60	61
Series A, Rev., 4.00%, 7/1/2034	230	240
Series 2016D, Rev., 3.50%, 7/1/2046	400	421

		825

Total North Dakota		825

Ohio — 2.9%
Education — 0.0%(b)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	30

General Obligation — 2.0%
Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	517
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,005
Delaware City School District, School Facilities Contruction and Improvement GO, 4.00%, 12/1/2039	160	182
Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	11

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Ohio
Series A, GO, 5.00%, 5/1/2031	4,000	4,926
Series A, GO, 5.00%, 5/1/2033	1,500	1,839
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	121

		9,601

Hospital — 0.4%
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,117
County of Warren, Otterbein Homes
Series A, Rev., 5.00%, 7/1/2031	105	123
Series A, Rev., 4.00%, 7/1/2045	740	793

		2,033

Housing — 0.0%(b)
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	20	20
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	60	62

		82

Prerefunded — 0.5%
City of Steubenville, Trinity Health System Rev., 4.13%, 10/1/2021(d)	5	5
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038(d)	1,000	1,083
GO, 5.25%, 1/1/2041(d)	1,000	1,083
Ohio Higher Educational Facility Commission Rev., 5.00%, 7/1/2044(d)	5	5
Streetsboro City School District Series A, GO, 4.00%, 12/1/2036(d)	5	5

		2,181

Utility — 0.0%(b)
American Municipal Power, Inc. Series 2019A, Rev., VRDO, 2.30%, 2/15/2022(c)	100	102

Total Ohio		14,029

Oklahoma — 0.6%
Hospital — 0.2%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	770

Housing — 0.0%(b)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	40	41
Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	20	20

		61

Other Revenue — 0.0%(b)
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

Transportation — 0.4%
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,958

Total Oklahoma		2,800

Oregon — 0.1%
General Obligation — 0.0%(b)
City of Dallas GO, 4.00%, 2/1/2020	15	15
City of Sheridan GO, 4.00%, 12/1/2027	10	11
State of Oregon Series N, GO, 4.00%, 12/1/2019	25	25

		51

Transportation — 0.0%(b)
State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

Utility — 0.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	367

Total Oregon		424

Pennsylvania — 10.5%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,318

Education — 0.0%(b)
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	115
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	28
Series 2016B, Rev., 4.00%, 9/15/2041	15	17

		160

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.9%
Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17
Central Dauphin School District GO, 4.00%, 2/1/2030	25	28
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,313
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	154
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,378
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	295
West Mifflin School District GO, 3.00%, 4/1/2038	1,400	1,423

		4,608

Hospital — 3.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,143
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	430	496
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	28
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,279
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	41
Rev., 5.00%, 11/1/2036	510	593
Rev., 5.00%, 11/1/2037	250	290
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,087
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,059
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	550	555
Rev., 4.00%, 12/15/2028	1,000	1,073
Rev., 5.00%, 12/15/2038	750	827

		15,471

Housing — 0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	30	31
Series 118A, Rev., AMT, 3.50%, 4/1/2040	625	645
Series 122, Rev., AMT, 4.00%, 10/1/2046	375	400

		1,076

Industrial Development Revenue/Pollution Control Revenue — 1.7%
Chester County Industrial Development Authority Rev., 4.00%, 12/1/2049(f)	3,345	3,718
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group Rev., 5.00%, 11/15/2025	510	551
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 5.00%, 12/1/2044	350	404
Series 2019, Rev., 5.00%, 12/1/2049	500	574
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., VRDO, 2.80%, 12/1/2021(c)	2,950	3,031

		8,278

Other Revenue — 2.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	10,993

Prerefunded — 0.0%(b)
Delaware County Authority, Haverford College Rev., 4.25%, 11/15/2022(d)	5	5
Pennsylvania Higher Educational Facilities Authority
Rev., 4.50%, 3/1/2029(d)	5	5
Rev., 4.50%, 3/1/2030(d)	5	5

		15

Transportation — 1.3%
Pennsylvania Turnpike Commission
Series E, Rev., 6.00%, 12/1/2030	305	388
Series A, Rev., 5.00%, 12/1/2044	5,000	6,005

		6,393

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.6%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,822
Pittsburgh Water & Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,326

		3,148

Total Pennsylvania		51,460

Rhode Island — 0.1%
Education — 0.0%(b)
Rhode Island Health & Educational Building Corp., Public Schools Series A, Rev., AGM, 5.00%, 5/15/2032	25	32
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	310

		342

General Obligation — 0.1%
City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	251
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2013 Series A, GO, 3.50%, 10/1/2020	100	102

		353

Total Rhode Island		695

South Carolina — 2.1%
Housing — 0.1%
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	325	345

Other Revenue — 0.0%(b)
City of North Charleston 4.00%, 10/1/2040	90	100

Prerefunded — 0.0%(b)
South Carolina Ports Authority Rev., 5.25%, 7/1/2040(d)	5	5

Transportation — 0.2%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,168

Utility — 1.8%
Piedmont Municipal Power Agency, Electric
Rev., NATL-RE, 6.75%, 1/1/2020	4,615	4,635
Rev., FGIC, 6.75%, 1/1/2020(d)	3,900	3,917

Water & Sewer — 0.0%(b)
Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	12

Total South Carolina		10,182

South Dakota — 0.7%
General Obligation — 0.5%
Rapid City Area School District No 51-4, Capital Outlay
GO, 4.00%, 8/1/2029	1,165	1,325
GO, 4.00%, 8/1/2030	610	688
GO, 4.00%, 8/1/2031	420	472

		2,485

Housing — 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	280	288
Series 2012A, Rev., AMT, 4.50%, 5/1/2031	50	52
Series 2015D, Rev., 4.00%, 11/1/2045	450	477
South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	75	77

		894

Total South Dakota		3,379

Tennessee — 5.9%
Education — 0.0%(b)
Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2040	35	41

General Obligation — 3.9%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	224
Series 2018B, GO, 5.00%, 6/1/2027	245	306
Series 2018B, GO, 5.00%, 6/1/2028	260	331
Series 2018B, GO, 5.00%, 6/1/2030	285	358
Series 2018B, GO, 4.00%, 6/1/2031	300	350
Series 2018B, GO, 4.00%, 6/1/2032	310	360
Series 2018B, GO, 4.00%, 6/1/2038	395	447
Series 2018B, GO, 4.00%, 6/1/2039	410	461
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	773
GO, 4.00%, 6/1/2038	720	798
GO, 4.00%, 6/1/2039	750	829
County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,600

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32
County of Williamson
GO, 4.00%, 4/1/2033	1,490	1,743
GO, 4.00%, 4/1/2034	1,485	1,731
County of Wilson
GO, 5.00%, 4/1/2030	3,625	4,659
Series 2017A, GO, 4.00%, 4/1/2039	25	27

		19,029

Hospital — 1.1%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,285
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital Rev., 5.00%, 11/15/2024	800	935
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series A, Rev., 5.00%, 7/1/2035	100	117

		5,337

Housing — 0.0%(b)
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	75	78
Series 1A, Rev., AMT, 4.50%, 1/1/2038	65	67
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	20	20

		165

Prerefunded — 0.0%(b)
County of Claiborne, Public Improvement Series A, GO, 4.00%, 4/1/2022(d)	5	5

Utility - 0.9%
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(c)	4,000	4,453

Total Tennessee		29,030

Texas — 6.3%
Education — 1.2%
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	541
Series B, Rev., 5.00%, 8/15/2024	345	396
Series 2016B, Rev., 5.00%, 8/15/2025	460	540
Rev., 6.00%, 8/15/2033	1,250	1,432
Permanent University Fund — Texas A&M University System Series A, Rev., 5.00%, 7/1/2031	210	248
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,560
Texas State University, Financing System Rev., 5.00%, 3/15/2020	50	51
Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	11

		5,779

General Obligation — 1.2%
Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	12
Carrollton-Farmers Branch Independent School District Series B, GO, 4.00%, 2/15/2021	25	26
City of Abilene GO, 5.00%, 2/15/2024	10	12
City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,555
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	12
City of Dallas Series A, GO, 5.00%, 2/15/2020(d)	5	5
City of El Paso
GO, 4.00%, 8/15/2040	475	510
GO, 4.00%, 8/15/2042	25	27
City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	12
City of Laredo
GO, 5.00%, 2/15/2027	30	35
GO, 5.00%, 2/15/2032	40	50
City of Mission GO, AGM, 5.00%, 2/15/2031	575	704
City of Pearland GO, 4.00%, 3/1/2032	35	40
City of San Marcos GO, 5.00%, 8/15/2031	25	31

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	54
Community Independent School District GO, PSF-GTD, 5.00%, 2/15/2032	100	124
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, 0.00%, 8/15/2020	135	134
County of Galveston GO, 4.00%, 2/1/2039	10	11
County of Hidalgo
Series 2016, GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	96
Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	568
Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	37
Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	16
Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	35
Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	43
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	30
McLennan County Junior College District GO, 5.00%, 8/15/2020	20	21
Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	36
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	19
Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	40	49
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24
Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	192
Socorro Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	45	55
Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	45

		5,643

Housing — 0.0%(b)
Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	140	144

Other Revenue — 0.5%
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,678

Prerefunded — 0.9%
County of Nueces GO, 5.00%, 2/15/2021(d)	5	5
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042(d)	1,965	2,034
Metropolitan Transit Authority of Harris County, Vanderbilt University Medical Center Rev., 5.00%, 11/1/2027(d)	15	18
North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2041(d)	2,000	2,165

		4,222

Transportation — 0.0%(b)
Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	223

		234

Utility — 0.1%
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	57
City of San Antonio, Electric & Gas System Rev., 4.00%, 2/1/2028	45	53
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	277
Rev., 5.00%, 2/1/2032	35	42

		429

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 2.4%
City of Fort Worth Rev., 4.00%, 2/15/2040	3,800	4,269
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(d)	2,500	3,658
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	12
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18
San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	68
Texas Water Development Board, State Water Implementation
Series B, Rev., 5.00%, 4/15/2026	25	31
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,381
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,127

		11,564

Total Texas		30,693

Utah — 0.6%
General Obligation — 0.0%(b)
City of Provo GO, 5.00%, 1/1/2032	10	13

Other Revenue — 0.1%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	542
Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	27

		569

Prerefunded — 0.0%(b)
Utah State Board of Regents, Auxiliary and Campus Facilities Series A, Rev., 5.00%, 4/1/2023(d)	5	5

Transportation — 0.5%
Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	310
Utah Transit Authority, Senior Lien Series 2019B, Rev., 3.44%, 12/15/2042	2,000	2,026

		2,336

Total Utah		2,923

Vermont — 1.5%
Education — 0.9%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	785
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	1,000	1,050
Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,482
Series A, Rev., AMT, 4.00%, 6/15/2031	500	533
Series A, Rev., AMT, 4.00%, 6/15/2032	200	213
Series A, Rev., AMT, 4.00%, 6/15/2033	250	265
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	212

		4,540

General Obligation — 0.5%
City of Burlington
Series 2019A, GO, 4.00%, 11/1/2037(f)	500	568
Series 2019A, GO, 4.00%, 11/1/2038(f)	1,025	1,161
Series 2019A, GO, 4.00%, 11/1/2039(f)	435	493

		2,222

Housing — 0.1%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	70	72
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	235	239
Series A, Rev., AMT, 4.00%, 11/1/2046	250	266

		577

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	36

Total Vermont		7,375

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia — 1.2%
Education — 0.0%(b)
Virginia College Building Authority, 21st Century College and Equipment Program Series 2017E, Rev., 5.00%, 2/1/2029	10	13
Virginia Public School Authority Series B, Rev., 5.00%, 8/1/2020	20	20

		33

General Obligation — 0.0%(b)
City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

		31

Hospital — 1.0%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,836

Other Revenue — 0.0%(b)
Virginia Resources Authority, Infrastructure Series 2017B, Rev., 5.00%, 11/1/2028	10	13
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series 2011B, Rev., 5.00%, 11/1/2023	25	27
Series B, Rev., 5.00%, 11/1/2026	20	21

		61

Prerefunded — 0.1%
County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2027(d)	5	5
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series B, Rev., 5.00%, 11/1/2023(d)	125	134
Series B, Rev., 5.00%, 11/1/2026(d)	155	167

		306

Transportation — 0.1%
Capital Region Airport Commission (Richmond International Airport)
Series 2016A, Rev., 4.00%, 7/1/2035	350	387
Series 2016A, Rev., 4.00%, 7/1/2036	320	353

		740

Total Virginia		6,006

Washington — 1.3%
Education — 0.5%
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,195	2,330

General Obligation — 0.4%
King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19
Pierce & Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6
Pierce County School District No. 416 White River GO, 4.00%, 12/1/2030	10	11
State of Washington Series D, GO, 5.00%, 2/1/2020	100	100
State of Washington, Motor Vehicle Fuel Tax Series B-1, GO, 5.00%, 8/1/2020	25	26
State of Washington, Various Purpose Series 2018C, GO, 5.00%, 2/1/2042	1,295	1,569

		1,731

Hospital — 0.2%
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,227

Housing — 0.1%
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	205	209
Washington State Housing Finance Commission, Single-Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	290	300

		509

Prerefunded — 0.0%(b)
Clark County Public Utility District No. 1 Rev., 5.00%, 1/1/2023(d)	5	5
County of King Rev., 5.00%, 1/1/2045(d)	5	5

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Vancouver Housing Authority Series A, Rev., 5.00%, 3/1/2025(d)	5		5

			15

Utility — 0.1%
Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350		372
City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25		32
Energy Northwest, Project 3 Electric System Series C, Rev., 5.00%, 7/1/2023	25		28
Grant County Public Utility District No. 2, Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2020	35		35

			467

Water & Sewer — 0.0%(b)
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40		44
Series 2018B, Rev., 5.00%, 7/1/2031	10		13

			57

Total Washington			6,336

West Virginia — 0.2%
Education — 0.2%
West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000		1,077

Wisconsin — 1.7%
Education — 1.3%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280		339
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800		5,183
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665		699

			6,221

Hospital — 0.2%
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15		16
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150		174
Series A, Rev., 5.00%, 7/1/2044	210		240
Series A, Rev., 5.00%, 7/1/2049	750		856

			1,286

Housing — 0.2%
Wisconsin Housing & Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	905		969

Prerefunded — 0.0%(b)
Wisconsin Health & Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.50%, 7/1/2040(d)	5		5
Wisconsin Health & Educational Facilities Authority, Ministry Health Care, Inc. Series B, Rev., 5.13%, 8/15/2035(d)	5		5

			10

Total Wisconsin			8,486

Wyoming — 0.0%(b)
Housing — 0.0%(b)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	5		4

TOTAL MUNICIPAL BONDS (Cost $431,557)			460,178

	No. of Warrants (000)
WARRANTS — 0.0%(b)
Road & Rail — 0.0%(b)
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡ (Cost $—)	—	(g)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 5.7%
INVESTMENT COMPANIES — 5.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(h)(i) (Cost $27,687)	27,688		27,688

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Total Investments — 99.9% (Cost $459,244)		487,866
Other Assets Less Liabilities — 0.1%		705

Net Assets — 100.0%		488,571

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(127)	03/2020	USD	(16,431)	37

Abbreviations

USD	United States Dollar

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$460,178	$—		$460,178
Warrants	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	27,688	—	—		27,688

Total Investments in Securities	$27,688	$460,178	$—	(a)	$487,866

Appreciation in Other Financial Instruments
Futures Contracts	$37	$—	$—		$37

(a) Value is zero.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$7,778	$191,486	$171,576	$(1)	$1	$27,688	27,688	$168	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.